Filed with the Securities and Exchange Commission on September 17, 2012
Securities Act of 1933 File No. 333-169582
Investment Company Act of 1940 File No. 811-22478

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or

REGISTRATION STATEMENT
UNDER
 THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 8	☒
(Check appropriate box or boxes)

BENNETT GROUP OF FUNDS
(Exact Name of Registrant as Specified in Charter)

5335 Wisconsin, NW, Suite 500
Washington, DC 20015
(Address of Principal Executive Offices) (Zip Code)

(866) 286-2268
(Registrant’s Telephone Number, including Area Code)

Dawn J. Bennett,
5335 Wisconsin, NW, Suite 500
Washington DC 20015
(Name and Address of Agent for Service of Process)

With Copies to:

Jonathan M. Kopcsik, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Murray L. Simpson, Esq. O’Melveny & Myers LLP 2765 Sand Hill Road Menlo Park, CA 94025

 It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Washington, DC on the 17th day of September, 2012.

BENNETT GROUP OF FUNDS

By: /s/Dawn J. Bennett
Dawn J. Bennett
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Dawn J. Bennett	Trustee and President	September 17, 2012
Dawn J. Bennett

/s/Tim Augustin	Treasurer and Secretary	September 17, 2012
Tim Augustin

David G. Chrencik *	Trustee	September 17, 2012
David G. Chrencik

Stephen Bosworth*	Trustee	September 17, 2012
Stephen Bosworth

Ronald E. Toupin, Jr.*	Trustee	September 17, 2012
Ronald E. Toupin, Jr.

*By:/s/Dawn J. Bennett		September 17, 2012
Dawn J. Bennett
Attorney-in-Fact (Pursuant to a Power of Attorney previously filed and incorporated by referenced)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase